Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income And Costs [abstract]
Cash flow hedges - reclassified to profit or loss	₺ 1,631,491	₺ 1,410,997
Net fair value gains and interest on derivative financial instruments	1,258,961	317,820
Interest income	662,514	366,695	₺ 288,010
Other	39,060	23,971	9,440
Finance income	3,592,026	2,119,483	297,450
Net foreign exchange losses	(5,538,543)	(2,409,550)	(1,039,618)
Net interest expenses for financial assets and liabilities measured at amortized cost	(918,087)	(811,439)	(874,535)
Net fair value losses and interest on derivative financial instruments			(550,438)
Cash flow hedges - reclassified to profit or loss			461,133
Other	(36,248)	(30,175)	(21,660)
Finance costs	(6,492,878)	(3,251,164)	(2,025,118)
Net finance costs	(2,900,852)	(1,131,681)	(1,727,668)
Interest income on financial assets at amortized cost	387,708	281,993	316,932
Interest expense on financial assets at amortized cost	(1,305,795)	(1,093,432)	(1,191,467)
Gross foreign exchange gains	9,011,204	2,398,635	1,110,260
Gross foreign exchange losses	₺ (14,549,747)	₺ (4,808,185)	₺ (2,149,878)